EARNINGS PER SHARE & DIVIDEND PER SHARE (Details 1) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DIVIDEND PER SHARE
Dividend for the year	$ 1.2	$ 25.0	$ 0.0
Number of shares, end of period	62.3	62.3	63.8
Dividend per share	$ 0.02	$ 0.4	$ 0